LONG-TERM OPERATING COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
LONG-TERM OPERATING COMMITMENTS
Schedule of purchase of energy

Companies	2020	2021	2022	2023	2024	After 2024
CGTEE	226,388	205,752	205,752	205,752	—	—
Chesf	295,947	198,688	198,688	98,254	98,254	2,210,831
Eletrosul	418,831	416,572	401,568	386,482	373,126	3,382,279
Furnas	792,192	788,855	780,165	661,676	655,080	2,994,471
Total	1,733,357	1,609,867	1,586,173	1,352,164	1,126,460	8,587,581

Schedule of purchase of fuel suppliers

Companies	2020	2021	2022	2023	2024	After 2024
CGTEE	89,496	89,496	89,496	89,496	89,496	89,496
Eletronuclear	327,856	11,356	72,329	167,177	—	9,776,934
Total	417,352	100,852	161,825	256,673	89,496	9,866,430

Schedule of sale of energy

Companies	2020	2021	2022	2023	2024	After 2024
Amazonas GT		397,092	408,122	430,183	453,483	1,074,324
CGTEE	475,171	475,603	475,603	475,603	475,603	—
Chesf	679,637	692,325	692,325	362,015	362,015	7,740,798
Eletrosul	770,773	416,768	416,768	416,768	416,768	6,328,962
Eletronuclear	3,409,341	3,409,341	3,409,341	3,409,341	3,409,341	—
Furnas	2,022,362	2,044,062	2,053,735	2,054,427	2,056,155	31,156,233
Eletronorte	206,836	206,196	206,196	206,196	206,196	3,302,582
Total	7,564,120	7,641,387	7,662,090	7,354,533	7,379,561	49,602,899

Schedule of social and environmental commitments

Companies	2020	2021	2022	2023	2024	After 2024
Eletronuclear	46,299	64,384	60,169	57,007	57,007	56,065

Schedule of acquisition of fixed and intangible assets

Companies	2020	2021	2022	2023	2024	After 2024
Eletronuclear	1,360,618	1,103,159	739,710	691,599	196,748	24,777

Schedule of acquisition of supplies

Companies	2020	2021	2022	2023	2024	After 2024
CGTEE	29,352	29,352	29,352	29,352	29,352	58,704

Schedule of usage of public assets in jointly controlled ventures

32.7.1 - Use of public assets

Companies	2020	2021	2022	2023	2024	After 2024
Norte Energia S.A	20,000	14,433	14,433	14,433	185,180	185
SINOP	—	1,559	1,436	1,322	12,290	—
Total	20,000	15,992	15,869	15,755	197,470	185

Schedule of commitment in the form of advances for future capital increases in jointly controlled ventures

Companies	2020	2021	2022	2023
Chesf	225,752	—	—	—
Furnas	93,674	51,714	51,600	50,156
Eletrosul	194,073	47,899	3,840	—
Total	513,499	99,613	55,440	50,156